                                                      [PHOTO OF DEXTER A. DODGE]
                                                           Dexter A. Dodge
                                                              Chairman

[FREEDOM LOGO]  TO OUR SHAREHOLDERS

The most salient fact for any investor in money market funds, or for any manager of one, is that the Federal Reserve has not changed interest rates since March of 1997. This single reality has meant that the rates on short-term commercial paper, certificates of deposit, Treasury Bills, and the like have varied in only a very narrow range for the last fifteen months. While there have been times that the market expected the Federal Reserve to raise rates and times that the market has come close to expecting that rates would be lowered, introducing some volatility to rates at times, it has been the stability of short-term rates which has best characterized the last fifteen months.

This stability has been, for the most part, good news for the investors in the Freedom Group of Money Funds. On the one hand, the Federal Reserve has been able to keep rates steady because the performance of the economy as a whole has been nothing short of stellar. We have had excellent growth with very low inflation. During 1997 the economy grew at a 3.9% pace. In the first quarter of 1998, the economy grew by 5.4%. Yet, by some measures, inflation is the lowest it has been in a decade. In recent testimony to Congress, Alan Greenspan pointed out that over the last twelve months, the consumer price index has increased by only 1.7%. In addition, he pointed out, other measures of inflation, which come from the calculations used to measure the growth of the economy, like the gross domestic product (GDP) deflator or the personal consumption deflator, have risen even less. The GDP deflator is up 1.5% over the last year, and the personal consumption deflator is up 1.4%. The combination of excellent growth with low inflation has been good news for many of our investors in their lives outside of the Freedom Group of Money Market Funds, but the stability of rates while inflation is falling has also been a good thing for our investors as investors. While nominal yields have remained relatively stable, real yields (the yield of the fund minus the inflation rate) have been increasing. In fact, investors in money market mutual funds are making a higher real yield, and thus taking home more real dollars, with low inflation and rates close to 5.0%, than investors of a few years ago were receiving when both nominal rates and inflation were much higher.

The future, at the moment, looks like more of the past. Growth in the second quarter of 1998 is expected to slow sharply to 1.5%. However, this appears to be a temporary phenomenon due to a large reduction in business inventories and to the strike at General Motors. The fundamental forces of the economy remain intact. The consumer continues to spend at a fairly robust pace while the crisis in Asia continues to hurt American exports and American manufacturing. This appears to lead to an economy which will continue to show decent growth while inflation remains low. The Federal Reserve has said that their next move is likely to be to raise interest rates, but the bond market believes that this stalemate between consumer growth and export difficulties may just as well lead to a lowering of rates. Long-term bond rates have fallen from over 6% to 5.75%, reflecting both low inflation and an economy in apparent equilibrium.

When rates remain stable it is especially important for us to continue to be alert to the quality of the investments in your portfolios. Complacency is the enemy of any good money fund manager. We have taken special care to continue to invest only in the highest quality securities in the Freedom Group of Money Market Fund portfolios.

We appreciate, as always, the opportunity to be of service to our investors. Please feel free to contact us should you have any questions or concerns.

Sincerely,

/s/ Dexter A. Dodge

Dexter A. Dodge
Chairman


[PHOTO OF JEANNE CURRIE]
Mary Jeanne Currie
Portfolio Manager
Cash Management Fund
Government Securities Fund

[PHOTO OF PAUL MARANDETT]
Paul Marandett
Portfolio Manager
Tax Exempt Money Fund

FINANCIAL REVIEW

FREEDOM CASH MANAGEMENT FUND AND
FREEDOM GOVERNMENT SECURITIES FUND

The first six months of 1998 proved to be very stable for the short-term fixed income markets. It would appear that as a result of continued economic growth without the accompanying signs of inflation, and the uncertainty over the effect of Asia's economic problems on the U.S. economy, the Federal Reserve Board will not have to alter its monetary policy. In fact, during the last six months, the rate on federal funds (the interest rate banks charge to other banks for overnight loans) remained at 5.5%. Rates on 90-day commercial paper moved within a 25 basis point range as compared to 1997 when the range varied by more than double that amount. Similarly, one-year Treasury bills traded between 5.25% and 5.50%.

While the Federal Reserve was on hold during this period we developed a neutral stance on the market, keeping the average maturity of both funds close to that of their respective industries. This strategy will provide us with flexibility to either lengthen or shorten our investments if events lead us to believe that the status quo no longer exists. We will continue to analyze economic releases to assure that this is the most appropriate strategy going forward.

As always, the primary objective of the Funds is the preservation of capital. All of the investments in the Freedom Cash Management

Fund carry the highest rating assigned to short-term investments and we constantly monitor and evaluate the creditworthiness of the holdings to be certain that our conservative investment policy is maintained. Because of the high quality and other internal controls, the Freedom Cash Management Fund is rated AAA by Standard & Poor's.

In the Freedom Government Securities Fund all investments are limited to securities issued or guaranteed by the U.S. Treasury or one of its agencies.

FREEDOM TAX EXEMPT MONEY FUND

As was the case in mid-1997, a sharp slowdown in economic activity during the second quarter caused long-term interest rates to remain at historically low levels. This year the short term or money market sector has followed suit. Yields offered by tax exempt money funds fluctuated very little during the first half of the year. The seven day average yield on the Freedom Tax Exempt Money Fund stood at 3.00% in mid-December of last year and ended the second quarter virtually unchanged at 2.98%, both right in line with the industry averages. Certainly there was some yield volatility caused by the "January effect," which saw cash inflows into the Fund, and cash outflows occurred during "tax time" in late April. Overall, however, the fundamentals of supply and demand remained fairly equal for the first half of 1998.

June, historically the heaviest in terms of tax exempt note issuance, failed to see any significant disturbance in that fundamental balance. Once again, similar to 1997, note issuance was much lighter than in past years. Favorable economic conditions continue to allow governmental units to operate more on a pay-as-you-go basis thus lessening their need to issue notes except to ameliorate cash flow imbalances. While investors continue to focus on the equity markets there has been some reallocation of funds into the safety and liquidity of money market funds. Money fund assets, therefore, have continued to grow but that growth was moderate enough to maintain the supply/demand balance.

The average maturity for tax exempt money funds has been around 41 days so far this year (the maximum allowed is 90 days). This historically short average maturity is a direct result of the short term markets' flat yield curve, a condition that has persisted for quite some time. Interest rates on 1-, 7- and 30-day variable rate securities have, on average, matched those offered by 3-, 6- and 12-month securities for the last several quarters. The Freedom Tax Exempt Money Fund is, by virtue of our Standard & Poor's AAA rating, limited to a 60-day average maturity but we have chosen to keep our average maturity as close to the industry as possible. We anticipate very little change in this strategy for the near term. Should the short term yield curve begin to steepen, the Fund's present liquidity affords us the flexibility to lengthen the average maturity thus locking in higher yields. Our greatest concern, however, continues to be that of maintaining the superior credit quality of the individual securities which comprise the Freedom Tax Exempt Money Fund.

Sincerely,

/s/ Mary Jeanne Currie
----------------------
Mary Jeanne Currie
Portfolio Manager

/s/ Paul Marandett
----------------------
Paul Marandett
Portfolio Manager

                          FREEDOM CASH MANAGEMENT FUND

                        INVESTMENTS AS OF JUNE 30, 1998

                                  (UNAUDITED)

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 ---------     ----     ----        -----
COMMERCIAL PAPER -- 96.5%
ABBEY NATIONAL BANK
$25,000,000   5.480%  07/02/98  $   24,996,194
 30,000,000   5.490%  09/02/98      29,711,775
ABN AMRO N.A.
 15,000,000   5.480%  10/05/98      14,780,800
AMERICAN EXPRESS CREDIT CORP.
 15,000,000   5.510%  07/23/98      14,949,492
 25,000,000   5.490%  07/29/98      24,893,250
 15,000,000   5.520%  08/20/98      14,885,000
  8,000,000   5.500%  10/15/98       7,870,444
AMERICAN GENERAL FINANCE CORP.
 15,000,000   5.500%  08/20/98      14,885,417
 15,000,000   5.510%  09/03/98      14,853,067
 15,000,000   5.500%  09/10/98      14,837,292
 20,000,000   5.510%  09/10/98      19,782,661
AMERICAN HOME PRODUCTS
 12,000,000   5.450%  07/06/98      11,990,917
 25,000,000   5.470%  07/17/98      24,939,222
 20,000,000   5.490%  08/18/98      19,853,600
 14,000,000   5.520%  08/21/98      13,890,520
 25,000,000   5.490%  09/16/98      24,706,437
ASSET SECURITIZATION COOPERATIVE CORP.
 20,000,000   5.470%  07/13/98      19,963,533
 18,000,000   5.500%  08/06/98      17,901,000
 12,000,000   5.500%  08/07/98      11,932,167
  8,000,000   5.500%  08/21/98       7,937,667
 20,000,000   5.530%  09/01/98      19,809,522
 10,000,000   5.510%  09/04/98       9,900,514
ASSOCIATES CORPORATION OF NORTH AMERICA
 15,000,000   5.510%  07/20/98      14,956,379
 15,000,000   5.490%  07/31/98      14,931,375
 12,000,000   5.500%  08/03/98      11,939,500
 15,000,000   5.500%  08/21/98      14,883,125
 20,000,000   5.480%  09/09/98      19,786,889
 10,000,000   5.790%  01/04/99       9,997,474

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 ---------     ----     ----        -----
BANK OF NOVA SCOTIA
$25,000,000   5.500%  08/10/98  $   24,847,222
 25,000,000   5.490%  08/12/98      24,839,875
 10,000,000   5.490%  09/02/98       9,903,925
CAISSE D'AMORTISSEMENT DE LA DETTE SOCIALE
 25,000,000   5.480%  08/03/98      24,874,417
 25,000,000   5.480%  08/27/98      24,783,083
 25,000,000   5.500%  08/27/98      24,782,292
CAPITAL ONE CORP.
 42,274,000   5.630%  07/02/98      42,274,000
CARCO AUTO LOAN MASTER TRUST
 50,000,000   5.560%  07/15/98      50,000,000
CHEVRON TRANSPORT CORP.
 15,000,000   5.490%  07/08/98      14,983,987
 20,000,000   5.490%  07/17/98      19,951,200
 10,000,000   5.500%  07/22/98       9,967,917
 20,000,000   5.460%  08/04/98      19,896,867
 10,000,000   5.470%  08/07/98       9,943,780

COMMONWEALTH BANK OF AUSTRALIA
 18,000,000   5.490%  09/03/98      17,824,320

COOPERATIVE ASSOCIATION OF TRACTOR DEALERS
  INC.
 12,300,000   5.500%  07/02/98      12,298,121
 10,000,000   5.420%  07/08/98       9,989,461
  7,000,000   5.530%  07/10/98       6,990,322
 10,000,000   5.570%  07/13/98       9,981,433
  6,600,000   5.600%  07/13/98       6,587,680
 25,000,000   5.570%  07/15/98      24,945,847
  4,500,000   5.380%  07/17/98       4,489,240
  5,616,000   5.600%  07/17/98       5,602,022
  2,000,000   5.670%  07/29/98       1,991,180
  6,300,000   5.480%  10/13/98       6,200,264
  5,000,000   5.520%  10/16/98       4,917,967
FORD MOTOR CREDIT CORP.
 26,000,000   5.500%  07/14/98      25,948,361
 10,000,000   5.470%  07/17/98       9,975,689
 25,000,000   5.490%  07/24/98      24,912,312

                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND

                                  (UNAUDITED)

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 ---------     ----     ----        -----
COMMERCIAL PAPER -- (CONTINUED)

FORD MOTOR CREDIT CORP. -- (CONTINUED)
$25,000,000   5.500%  08/05/98  $   24,866,319
  5,000,000   5.470%  08/27/98       4,956,696

GENERAL ELECTRIC CAPITAL CORP.
 20,000,000   5.700%  07/02/98      19,996,833
 22,000,000   5.510%  07/24/98      21,922,554
 13,000,000   5.440%  09/03/98      12,874,276
 10,000,000   5.500%  09/08/98       9,894,583
  3,000,000   5.490%  09/18/98       2,963,858
  9,000,000   5.500%  10/01/98       8,873,500

GLAXO WELLCOME PLC
 13,000,000   5.460%  07/07/98      12,988,170
  5,000,000   5.540%  07/20/98       4,985,381
 15,000,000   5.530%  07/23/98      14,949,308

GOLDEN PEANUT CO.
  2,900,000   5.460%  07/10/98       2,896,041
 10,000,000   5.460%  07/14/98       9,980,283

GOLDMAN SACHS & CO.
 14,000,000   5.510%  08/19/98      13,895,004
  5,000,000   5.530%  08/28/98       4,955,453
 17,000,000   5.500%  09/04/98      16,831,181
 10,000,000   5.470%  09/11/98       9,890,600
 25,000,000   5.470%  10/06/98      24,631,535
 25,000,000   5.490%  10/06/98      24,630,188

HALIFAX PLC
  6,000,000   6.000%  07/01/98       6,000,000
J.P. MORGAN & CO., INC.
 12,000,000   5.390%  07/10/98      11,983,830
 20,903,000   5.480%  07/10/98      20,874,363
 15,000,000   5.510%  07/27/98      14,940,308
 20,000,000   5.500%  10/09/98      19,694,444
  5,000,000   5.500%  11/10/98       4,899,167
 23,000,000   5.360%  12/11/98      22,441,816

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 ---------     ----     ----        -----
MERRILL LYNCH & CO.
$20,000,000   5.530%  07/06/98  $   19,984,639
 10,000,000   5.490%  07/16/98       9,977,125
 18,000,000   5.520%  09/08/98      17,809,560
 14,500,000   5.510%  09/14/98      14,333,552
  4,000,000   5.520%  10/02/98       3,942,960
  8,000,000   5.500%  11/16/98       7,831,333
 17,000,000   5.500%  12/04/98      16,594,833
METLIFE FUNDING INC.
 20,000,000   5.510%  07/09/98      19,975,511
 20,000,000   5.500%  07/10/98      19,972,500
 10,000,000   5.490%  07/14/98       9,980,175
  5,023,000   5.530%  07/27/98       5,002,939
MONSANTO CO.
 20,000,000   5.490%  07/17/98      19,951,200
  9,000,000   5.480%  08/20/98       8,931,500
PROCTER & GAMBLE CO.
 10,000,000   5.470%  07/06/98       9,992,403
 15,000,000   5.460%  09/11/98      14,836,200
 25,000,000   5.470%  09/18/98      24,699,910
SCOTIA BANC INC.
 12,000,000   5.530%  08/24/98      11,900,460
SHEFFIELD RECEIVABLES CORP.
  8,800,000   5.520%  07/07/98       8,791,904
 15,000,000   5.530%  07/13/98      14,972,350
 10,000,000   5.530%  07/14/98       9,980,031
 16,000,000   5.560%  07/20/98      15,953,049
 20,000,000   5.560%  07/22/98      19,935,133
 10,000,000   5.650%  08/03/98       9,948,208
 15,000,000   5.520%  08/27/98      14,868,900

                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND

                                  (UNAUDITED)

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 ---------     ----     ----        -----
COMMERCIAL PAPER -- (CONTINUED)
SHELL FINANCE
$28,610,000   5.500%  07/09/98  $   28,575,032
 25,000,000   5.480%  07/15/98      24,946,722
 25,500,000   5.500%  07/15/98      25,445,458
 12,300,000   5.490%  07/20/98      12,264,361
TECO FINANCE INC.
 12,500,000   5.510%  07/28/98      12,448,344
UBS FINANCE (DE) INC.
 20,000,000   5.500%  08/05/98      19,893,056
 25,000,000   5.520%  08/07/98      24,858,167
UNILEVER CORP.
 50,000,000   6.100%  07/01/98      50,000,000
USAA CAPITAL CORP.
 20,000,000   5.500%  07/09/98      19,975,556
 20,000,000   5.500%  07/10/98      19,972,500
  4,450,000   5.510%  07/23/98       4,435,016
  4,885,000   5.530%  08/04/98       4,859,487
 10,000,000   5.480%  09/15/98       9,884,311
                                --------------
TOTAL COMMERCIAL PAPER........   1,875,008,093
                                --------------

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 ---------     ----     ----        -----
MUNICIPAL SECURITIES -- 0.5%
MISSISSIPPI BUSINESS FINANCE CORP. TAXABLE
INDUSTRIAL DEVELOPMENT REVENUE BONDS
$10,000,000   5.700%  07/01/98  $   10,000,000
                                --------------
TOTAL MUNICIPAL SECURITIES....      10,000,000
                                --------------
CERTIFICATES OF DEPOSIT -- 1.6%
BAYERISCHE VEREINSBANK AG
 30,000,000   5.650%  07/07/98      30,000,340
                                --------------
TOTAL CERTIFICATES OF
  DEPOSIT.....................      30,000,340
                                --------------
TOTAL INVESTMENTS -- 98.6%....   1,915,008,433(a)
Other Assets & Liabilities,
  Net -- 1.4%.................      27,319,018
                                --------------
TOTAL NET ASSETS -- 100.0%....  $1,942,327,451
                                ==============

----------------------------------------------
(a) COST FOR TAX PURPOSES IS THE SAME.

                       See Notes to Financial Statements.

                       FREEDOM GOVERNMENT SECURITIES FUND

                        INVESTMENTS AS OF JUNE 30, 1998

                                  (UNAUDITED)

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE        VALUE
  ------       ----      ----        -----
U.S. GOVERNMENT AGENCY ISSUES -- 97.6%
FEDERAL FARM CREDIT BANK DISCOUNT NOTES --
8.8%
$10,580,000   5.380%   07/13/98   $ 10,561,027
  1,600,000   5.370%   07/15/98      1,596,659
 16,500,000   5.380%   07/21/98     16,450,683
  2,900,000   5.430%   09/21/98      2,864,132
                                  ------------
TOTAL FEDERAL FARM CREDIT BANK
  DISCOUNT NOTES...............     31,472,501
                                  ------------
FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 88.8%
 10,000,000   5.390%   07/01/98     10,000,000
  1,290,000   5.400%   07/01/98      1,290,000
 25,000,000   5.436%   07/02/98     25,000,000
  5,100,000   5.350%   07/06/98      5,096,210
 18,800,000   5.390%   07/06/98     18,785,926
  5,100,000   5.300%   07/07/98      5,095,495
 15,000,000   5.340%   07/10/98     14,979,975
  3,875,000   5.380%   07/10/98      3,869,788
  9,700,000   5.380%   07/15/98      9,679,705
  7,000,000   5.365%   07/17/98      6,983,309
  5,300,000   5.370%   07/17/98      5,287,351
 15,350,000   5.370%   07/22/98     15,301,916
  8,700,000   5.360%   07/24/98      8,670,207
 21,300,000   5.380%   07/24/98     21,226,787
 15,000,000   5.380%   07/31/98     14,932,750
  9,700,000   5.390%   07/31/98      9,656,431
 10,000,000   5.426%   08/04/98      9,999,243
  3,800,000   5.380%   08/05/98      3,780,124

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE        VALUE
  ------       ----      ----        -----
FEDERAL HOME LOAN BANK DISCOUNT
  NOTES -- (CONTINUED)
$25,136,000   5.390%   08/05/98   $ 25,004,280
  8,200,000   5.260%   08/06/98      8,156,868
    630,000   5.510%   08/06/98        626,693
  5,500,000   5.370%   08/07/98      5,469,645
  6,400,000   5.375%   08/07/98      6,364,644
  1,100,000   5.380%   08/07/98      1,093,918
  3,250,000   5.375%   08/12/98      3,229,620
  3,450,000   5.380%   08/12/98      3,428,346
  4,200,000   5.390%   08/12/98      4,173,589
 19,000,000   5.315%   08/14/98     18,876,574
  8,500,000   5.250%   08/19/98      8,439,260
 13,556,000   5.320%   08/19/98     13,457,839
  2,300,000   5.380%   08/21/98      2,282,470
  1,500,000   5.380%   09/01/98      1,486,102
  9,900,000   5.380%   09/02/98      9,806,792
  2,000,000   5.390%   09/04/98      1,980,536
  3,685,000   5.380%   09/11/98      3,645,349
  6,500,000   5.380%   09/16/98      6,425,203
  5,000,000   5.592%   11/06/98      4,999,491
                                  ------------
TOTAL FEDERAL HOME LOAN BANK
  DISCOUNT NOTES...............    318,582,436
                                  ------------
TOTAL U.S. GOVERNMENT AGENCY
  ISSUES -- 97.6%..............    350,054,937
Other Assets & Liabilities
  Net -- 2.4%..................      8,539,472
                                  ------------
TOTAL NET ASSETS -- 100.0%.....   $358,594,409
                                  ============

------------
(a) COST FOR TAX PURPOSES IS THE SAME.

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                        INVESTMENTS AS OF JUNE 30, 1998

                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- 101.7%
ALABAMA -- 1.3%
$ 3,600,000   Alabama HFA Series 92A
                (AmSouth LOC) 3.55%
                7-01-98....................  $  3,600,000
    700,000   Northern Alabama
                Environmental Improvement
                Authority (Reynolds Metals)
                (Bank of Nova Scotia LOC)
                4.00% 7-01-98..............       700,000
                                             ------------
                                                4,300,000
                                             ------------
ARIZONA -- 5.4%
 13,000,000   Apache County IDA (Tucson
                Electric & Gas) (Barclays
                Bank LOC) 3.55% 7-01-98....    13,000,000
  1,500,000   Maricopa County PCR (Barclays
                Bank LOC) 3.55% 7-01-98....     1,500,000
              Mesa Municipal Development
                Corp. (West Deutsche
                Landesbank LOC)
  1,700,000   3.65% 7-07-98................     1,700,000
  1,000,000   3.75% 7-08-98................     1,000,000
                                             ------------
                                               17,200,000
                                             ------------
ARKANSAS -- 2.4%
  7,600,000   Arkansas Development Finance
                Authority (Citibank LOC)
                3.40% 7-02-98..............     7,600,000
                                             ------------
CALIFORNIA -- 5.3%
  2,000,000   California Higher Education
                Loan Authority (National
                Westminster LOC) 3.80%
                5-01-99....................     2,000,000
  3,000,000   California Higher Education
                Loan Authority (SLMA) 3.65%
                7-01-99....................     3,000,000
  5,000,000   Los Angeles County TRANS
                4.50% 6-30-99..............     5,039,850

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
CALIFORNIA -- (CONTINUED)
              Los Angeles Regional Airport
                Improvement Corp.
$ 5,800,000     (Societe Generale LOC)
                4.00% 7-01-98..............  $  5,800,000
  1,200,000     (Wachovia LOC) 4.00%
                7-01-98....................     1,200,000
                                             ------------
                                               17,039,850
                                             ------------
COLORADO -- 0.8%
  1,000,000   Colorado HFA (MBIA/Credit
                Suisse) 3.40% 7-02-98......     1,000,000
  1,575,000   Colorado HFA (MBIA/ Rabobank)
                3.40% 7-02-98..............     1,575,000
                                             ------------
                                                2,575,000
                                             ------------
DELAWARE -- 0.6%
  2,000,000   Delaware EDA (MBIA/Morgan
                Stanley) 3.75% 7-01-98.....     2,000,000
                                             ------------
DISTRICT OF COLUMBIA -- 3.8%
 10,000,000   District of Columbia
                (National Westminster LOC)
                4.00% 7-01-98..............    10,000,000
  2,000,000   Washington D.C. TRANS (United
                Bank of Switzerland/Morgan
                Guaranty LOC's) 4.50%
                9-30-98....................     2,003,020
                                             ------------
                                               12,003,020
                                             ------------
FLORIDA -- 3.2%
  1,380,000   Florida Local Government
                (First Union LOC) 3.50%
                8-03-98....................     1,380,000
  1,000,000   Orange County School Board
                (MBIA) 4.50% 8-01-98.......     1,000,839
  5,065,000   Putnam County PCR (Seminole
                Electric) (NRUCFC) 3.65%
                12-15-98...................     5,065,000

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
FLORIDA -- (CONTINUED)
$ 2,900,000   West Orange Memorial Hospital
                Tax District (Rabobank LOC)
                3.60% 7-27-98..............  $  2,900,000
                                             ------------
                                               10,345,839
                                             ------------
GEORGIA -- 4.8%
  1,500,000   Downtown Savannah Authority
                (Wachovia LOC) 3.50%
                7-01-98....................     1,500,000
  5,000,000   Georgia Municipal Electric
                Authority (ABN Amro LOC)
                3.50% 7-01-98..............     5,000,000
  1,000,000   Georgia Municipal Electric
                Authority (Credit Suisse/
                Morgan Guaranty LOC's)
                3.35% 7-01-98..............     1,000,000
  2,000,000   Georgia Municipal Electric
                Authority (Morgan
                Guaranty/Bayerische
                Landesbank/West Deutsche
                Landesbank/Wachovia LOC's)
                3.40% 7-23-98..............     2,000,000
  6,000,000   Georgia Municipal Gas
                Authority (Wachovia/ Morgan
                Guaranty/Bank of
                America/Landesbank-
                Hessen/Bayerische
                Landesbank LOC's) 3.40%
                7-01-98....................     6,000,000
                                             ------------
                                               15,500,000
                                             ------------
IDAHO -- 0.6%
  2,000,000   IDAHO TANS Series 98 4.50%
                6-30-99....................     2,017,320
                                             ------------
ILLINOIS -- 9.3%
  1,300,000   Chicago (Morgan Guaranty LOC)
                3.55% 10-29-98.............     1,300,000

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
ILLINOIS -- (CONTINUED)
$ 4,000,000   Chicago (Morgan Guaranty LOC)
                3.55% 2-04-99..............  $  4,000,000
              Illinois Development Finance
                Authority
  4,300,000     (Aurora Central Catholic
                H.S.) (Northern Trust LOC)
                3.55% 7-01-98..............     4,300,000
  1,000,000     (Illinois Power Co.)
                (Canadian Imperial Bank of
                Canada LOC) 3.55% 7-01-98..     1,000,000
  1,000,000     (Lake Forest Academy)
                (Northern Trust LOC) 3.55%
                7-01-98....................     1,000,000
  3,000,000     (Presbyterian Homes)
                (LaSalle National Bank LOC)
                3.55% 7-01-98..............     3,000,000
  5,950,000   Illinois Health Facilities
                Authority (Alexis Brothers)
                (MBIA/Morgan Guaranty)
                3.70% 7-29-98..............     5,950,000
  4,300,000   Illinois Toll Highway
                Authority (MBIA/Societe
                Generale) 3.40% 7-01-98....     4,300,000
  5,000,000   Lisle Health Facilities
                Authority (FNMA) 3.60%
                7-01-98....................     5,000,000
                                             ------------
                                               29,850,000
                                             ------------
INDIANA -- 1.2%
  2,800,000   Indiana HEFA (Deaconess
                Hospital) (FNB-Chicago LOC)
                3.50% 7-01-98..............     2,800,000
  1,000,000   Whiting Economic Development
                Revenue (Amoco) 3.60%
                8-15-98....................     1,000,000
                                             ------------
                                                3,800,000
                                             ------------
IOWA -- 0.6%
  2,000,000   Iowa School Corp. (FSA) 4.50%
                6-25-99....................     2,016,130
                                             ------------

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
KANSAS -- 0.9%
$ 3,000,000   Burlington PCR (Kansas Power
                & Light) (Toronto Dominion
                LOC) 3.75% 7-20-98.........  $  3,000,000
                                             ------------
LOUISIANA -- 5.4%
  4,200,000   Ascension Parish IDA (Borden
                Project) (Credit Suisse
                LOC) 3.50% 7-01-98.........     4,200,000
    400,000   East Baton Rouge IDA (Georgia
                Pacific) (Toronto Dominion
                LOC) 3.40% 7-02-98.........       400,000
  1,100,000   Lake Charles Harbor &
                Terminal District (Canadian
                Imperial Bank of Commerce
                LOC) 3.50% 7-01-98.........     1,100,000
  2,100,000   Louisiana PCFA (Swiss Bank
                LOC) 3.55% 7-01-98.........     2,100,000
              Plaquemines Port Harbor &
                Terminal Authority
  3,700,000     (Tampa Electric Co. Finance
                Corp.) 3.50% 7-13-98.......     3,700,000
  4,450,000     (Tampa Electric Co. Finance
                Corp.) 3.75% 8-06-98.......     4,450,000
  1,200,000   Plaquemines Port Harbor &
                Terminal Authority Series B
                (Morgan Guaranty LOC) 3.60%
                3-15-99....................     1,200,000
                                             ------------
                                               17,150,000
                                             ------------
MAINE -- 1.3%
  4,035,000   Maine HEFA (Bowdoin College)
                (State Street Bank LOC)
                3.50% 7-01-98..............     4,035,000
                                             ------------
MARYLAND -- 0.7%
  1,100,000   Maryland HEFA (Pooled Loan
                Program) (FNB Chicago LOC)
                3.50% 7-01-98..............     1,100,000

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MARYLAND -- (CONTINUED)
$ 1,000,000   Prince Georges County
                (Escrowed in U.S.
                Government Securities)
                7.20% 2-01-99..............  $  1,030,610
                                             ------------
                                                2,130,610
                                             ------------
MASSACHUSETTS -- 1.8%
  5,800,000   Massachusetts Bay Transit
                Authority (State Street
                Bank LOC) 3.40% 9-01-98....     5,800,000
                                             ------------
MICHIGAN -- 2.2%
  1,000,000   Ingham Economic Development
                Corp. (National Australia
                Bank LOC) 3.55% 7-01-98....     1,000,000
  3,000,000   Michigan 4.50% 9-30-98.......     3,005,290
  3,000,000   Michigan Strategic Fund
                Series 1985 (Dow Chemical)
                3.60% 8-12-98..............     3,000,000
                                             ------------
                                                7,005,290
                                             ------------
MINNESOTA -- 0.3%
  1,000,000   Duluth PCR (Lake Superior
                Paper Industries) (Wachovia
                LOC) 3.40% 7-02-98.........     1,000,000
                                             ------------
MISSOURI -- 3.1%
  2,550,000   Columbia (Insurance Reserve
                Bonds) (Toronto Dominion
                LOC) 3.50% 7-01-98.........     2,550,000
              Missouri Environmental
                Improvement Bonds (United
                Bank of Switzerland LOC)
  3,045,000     3.65% 7-22-98..............     3,045,000
  3,000,000     3.70% 8-10-98..............     3,000,000
  1,200,000     3.60% 8-25-98..............     1,200,000
                                             ------------
                                                9,795,000
                                             ------------

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
NEVADA -- 1.1%
$ 2,300,000   Las Vegas Valley Water
                District (United Bank of
                Switzerland/West Deutsche
                Landesbank LOC's) 3.65%
                7-09-98....................  $  2,300,000
  1,200,000   Reno Hospital Improvement
                (MBIA/Rabobank) 4.00%
                7-01-98....................     1,200,000
                                             ------------
                                                3,500,000
                                             ------------
NEW HAMPSHIRE -- 1.1%
  2,100,000   New Hampshire Business
                Finance Authority (CT Light
                & Power) Series 92A
                (Canadian Imperial Bank of
                Commerce LOC) 3.55%
                7-01-98....................     2,100,000
  1,300,000   New Hampshire HEFA (Mary
                Hitchcock Hospital) (FGIC/
                Chemical Bank) 3.55%
                7-01-98....................     1,300,000
                                             ------------
                                                3,400,000
                                             ------------
NEW MEXICO -- 2.0%
  2,200,000   Farmington PCR (Arizona
                Public Service) (Barclays
                Bank LOC) 3.80% 7-01-98....     2,200,000
  4,000,000   Farmington PCR (El Paso
                Electric) (Barclays Bank
                LOC) 3.55% 7-01-98.........     4,000,000
                                             ------------
                                                6,200,000
                                             ------------
NEW YORK -- 3.2%
  2,000,000   Long Island Power Authority
                (United Bank of
                Switzerland/West Deutsche
                Landesbank LOC's) 3.75%
                8-20-98....................     2,000,000

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
NEW YORK -- (CONTINUED)
$ 2,100,000   Long Island Power Authority
                (West Deutsche
                Landesbank/Bayerische
                Landesbank LOC's) 3.25%
                7-01-98....................  $  2,100,000
  4,000,000   New York Energy Research &
                Development Authority
                (Morgan Guaranty LOC) 3.58%
                3-15-99....................     4,000,000
  2,000,000   New York Energy Research &
                Development Authority
                (United Bank of Switzerland
                LOC) 3.80% 12-01-98........     2,000,000
                                             ------------
                                               10,100,000
                                             ------------
NORTH CAROLINA -- 6.5%
              North Carolina Eastern
                Municipal Power
  1,500,000     (Canadian Imperial Bank of
                Commerce LOC) 3.70%
                7-07-98....................     1,500,000
  1,000,000     (Morgan Guaranty/United
                Bank of Switzerland LOC's)
                3.70% 7-20-98..............     1,000,000
  5,000,000   North Carolina Educational
                Facilities (Bowman Gray
                Medical School) (Wachovia
                Bank LOC) 3.50% 7-02-98....     5,000,000
  2,200,000   North Carolina Educational
                Facilities (Elon College)
                (Nationsbank LOC) 3.45%
                7-01-98....................     2,200,000
  5,350,000   North Carolina Educational
                Facilities (Moses Cone
                Hospital) (Wachovia Bank
                LOC) 3.40% 7-02-98.........     5,350,000
  5,850,000   Raleigh-Durham Airport
                Authority (Royal Bank of
                Canada LOC) 3.85% 7-01-98..     5,850,000
                                             ------------
                                               20,900,000
                                             ------------

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
OHIO -- 5.1%
$ 5,000,000   Cincinnati Student Loan
                Funding Corp. (Bank of
                America LOC) 3.50%
                7-01-98....................  $  5,000,000
  3,000,000   Clinton County Hospital
                Finance Program (Fifth
                Third Bank LOC) 3.65%
                7-01-98....................     3,000,000
  3,165,000   Franklin County Hospital
                Revenue (U.S. Health Corp.)
                (Morgan Guaranty LOC) 3.55%
                7-02-98....................     3,165,000
  3,000,000   Ohio Air Quality Development
                Authority (Ohio Edison)
                (Toronto Dominion LOC)
                3.65% 2-01-99..............     3,000,000
  2,000,000   Toledo Special Assessment
                Revenue (Canadian Imperial
                Bank of Commerce LOC) 3.55%
                7-02-98....................     2,000,000
                                             ------------
                                               16,165,000
                                             ------------
OREGON -- 0.7%
  2,300,000   Port of Portland PCR (Bank of
                Nova Scotia LOC) 4.00%
                7-01-98....................     2,300,000
                                             ------------
PENNSYLVANIA -- 3.6%
  1,000,000   Bethlehem Area School
                District (Escrowed in U.S.
                Government Securities)
                4.20% 9-01-98..............     1,000,735
  7,535,000   Delaware Valley Finance
                Authority (Credit Suisse
                LOC) 3.45% 7-01-98.........     7,535,000
  3,100,000   Pennsylvania HEFA (Allegheny
                Delaware Valley) (PNC Bank
                LOC) 3.55% 7-01-98.........     3,100,000
                                             ------------
                                               11,635,735
                                             ------------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
SOUTH CAROLINA -- 2.4%
$ 2,945,000   York County (North Carolina
                Electric) (NRUCFC) 3.50%
                9-15-98....................  $  2,945,000
  4,695,000   York County (Saluda River
                Project) (NRUCFC) Series E1
              3.45% 8-15-98................     4,695,000
                                             ------------
                                                7,640,000
                                             ------------
TENNESSEE -- 0.8%
  2,600,000   Metropolitan Nashville
                Airport Authority
                (Bayerische Landesbank LOC)
                4.00% 7-01-98..............     2,600,000
                                             ------------
TEXAS -- 9.4%
  3,650,000   Austin County IDA (Justin
                Industries Inc.) (Citibank
                LOC) 3.50% 7-01-98.........     3,650,000
  2,000,000   Austin ISD (Texas Permanent
                School Fund Guaranty) 6.10%
                8-01-98....................     2,004,351
  3,950,000   Brazos River Navigational
                District (Dow Chemical)
                3.60% 8-17-98..............     3,950,000
  1,000,000   Dallas 4.45% 2-15-99.........     1,005,138
  1,100,000   Denton ISD (Texas Permanent
                School Fund Guaranty) 3.90%
                8-15-98....................     1,100,000
  3,700,000   Lonestar Airport Improvement
                Authority (Royal Bank of
                Canada LOC) 4.00% 7-01-98..     3,700,000
  2,200,000   Lower Neches Valley Authority
                PCR (Chevron) 3.45%
                8-17-98....................     2,200,000
  3,500,000   Lower Neches Valley Authority
                PCR (Mobil Oil) 3.50%
                7-01-98....................     3,500,000

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
TEXAS -- (CONTINUED)
$ 1,000,000   Richardson ISD (Texas
                Permanent School Fund
                Guaranty) (United Bank of
                Switzerland) 3.55%
                7-02-98....................  $  1,000,000
  1,000,000   San Antonio (Escrowed in U.S.
                Government Securities)
                8.00% 8-01-98..............     1,003,765
  7,000,000   Texas TRANS 4.75% 8-31-98....     7,010,728
                                             ------------
                                               30,123,982
                                             ------------
UTAH -- 6.8%
              Intermountain Power Agency
  5,500,000     (AMBAC/United Bank of
                Switzerland) 3.45%
                9-15-98....................     5,500,000
  2,000,000     (Bank of America LOC) 3.70%
                7-21-98....................     2,000,000
  9,200,000   State Board of Regents
                Student Loan Revenue Series
                88B (AMBAC/Dresdner) 3.40%
                7-01-98....................     9,200,000
  2,000,000   State of Utah Series 97B
                3.60% 9-30-98..............     2,000,000
  3,100,000   Utah Transit Authority
                (Bayerische Landesbank LOC)
                3.40% 7-02-98..............     3,100,000
                                             ------------
                                               21,800,000
                                             ------------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
VIRGINIA -- 0.6%
$ 2,000,000   Harrisonburg Virginia
                Redevelopment and Housing
                Revenue Bonds (Misty Ridge
                Project) (Bank One LOC)
                3.55% 7-02-98..............  $  2,000,000
                                             ------------
WASHINGTON -- 1.1%
  3,100,000   Seattle Water System Revenue
                Bonds (Bayerische
                Landesbank LOC) 3.50%
                7-01-98....................     3,100,000
    300,000   Washington HCFA (MBIA/ Credit
                Suisse) 4.00% 7-01-98......       300,000
                                             ------------
                                                3,400,000
                                             ------------
WISCONSIN -- 2.3%
  4,000,000   La Crosse PCR (AMBAC/
                Rabobank) 4.05% 7-01-98....     4,000,000
  3,500,000   Wisconsin Health and
                Education Facilities
                (Toronto Dominion LOC)
                3.50% 7-01-98..............     3,500,000
                                             ------------
                                                7,500,000
                                             ------------
TOTAL INVESTMENTS -- 101.7%................   325,427,776(a)
Other Assets & Liabilities,
  Net -- (1.7%)............................    (5,355,480)
                                             ------------
TOTAL NET ASSETS -- 100.0%.................  $320,072,296
                                             ============

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)

Legend:
EDA -- Economic Development Authority
HCFA -- Health Care Finance Authority
HEFA -- Health Education Finance Authority
HFA -- Housing Finance Authority
IDA -- Industrial Development Authority
ISD -- Independent School District
LOC -- Letter of Credit
NRUCFC -- National Rural Utilities Cooperative Finance Corp.
PCFA -- Pollution Control Finance Authority
PCR -- Pollution Control Revenue
TANS -- Tax Anticipation Notes
TRANS -- Tax & Revenue Anticipation Notes

Insurance Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance
SLMA -- Student Loan Marketing Association

Maturity dates for many bonds and notes represent the next scheduled date at which the interest rate may be adjusted or a "demand" or "put" feature may be exercised.

------------
(a) Cost for tax purposes is the same.

                       See Notes to Financial Statements.

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
  STATEMENTS OF ASSETS AND LIABILITIES
             JUNE 30, 1998

              (UNAUDITED)

                                                                 FREEDOM          FREEDOM         FREEDOM
                                                                   CASH          GOVERNMENT      TAX EXEMPT
                                                                MANAGEMENT       SECURITIES        MONEY
                                                                   FUND             FUND            FUND
                                                              --------------    ------------    ------------
ASSETS
   Investments, at amortized cost...........................  $1,915,008,433    $350,054,937    $325,427,776
   Cash.....................................................        --             3,124,266       1,440,331
   Receivable for Fund shares sold..........................      32,814,886       6,388,127       2,376,702
   Interest receivable......................................       1,372,096         193,196       1,904,179
   Prepaid expenses.........................................          13,419           2,551           2,218
   Other assets.............................................          65,871          18,473          21,496
                                                              --------------    ------------    ------------
   TOTAL ASSETS.............................................   1,949,274,705     359,781,550     331,172,702
                                                              --------------    ------------    ------------
LIABILITIES
   Payable for investments purchased........................        --               --           10,057,170
   Payable for Fund shares redeemed.........................       1,744,837         259,351         447,436
   Payable to custodian bank................................          63,453         --              --
   Dividends payable........................................       3,928,432         722,076         415,307
   Accrued expenses:
       Investment adviser's fee.............................         727,542         152,494         130,673
       Transfer agent and shareholder servicing fee.........         399,569          35,388          31,796
       Trustees' fee........................................           1,382           1,321             859
       Other................................................          82,039          16,511          17,165
                                                              --------------    ------------    ------------
   TOTAL LIABILITIES........................................       6,947,254       1,187,141      11,100,406
                                                              --------------    ------------    ------------
NET ASSETS..................................................  $1,942,327,451    $358,594,409    $320,072,296
                                                              ==============    ============    ============
NET ASSETS CONSIST OF:
   Capital paid in..........................................  $1,942,482,379    $358,593,590    $320,054,927
   Accumulated net realized gain (loss).....................        (154,928)            819          17,369
                                                              --------------    ------------    ------------
                                                              $1,942,327,451    $358,594,409    $320,072,296
                                                              ==============    ============    ============
SHARES ISSUED AND OUTSTANDING (UNLIMITED SHARES
 AUTHORIZED)................................................   1,942,482,379     358,593,590     320,054,927
                                                              --------------    ------------    ------------
NET ASSET VALUE PER SHARE...................................  $         1.00    $       1.00    $       1.00
                                                              ==============    ============    ============

                       See Notes to Financial Statements.

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
        STATEMENTS OF OPERATIONS
     SIX MONTHS ENDED JUNE 30, 1998

              (UNAUDITED)

                                                                FREEDOM        FREEDOM       FREEDOM
                                                                 CASH        GOVERNMENT     TAX EXEMPT
                                                              MANAGEMENT     SECURITIES       MONEY
                                                                 FUND           FUND           FUND
                                                              -----------    -----------    ----------
INTEREST INCOME.............................................  $51,275,320    $10,225,830    $5,548,027
                                                              -----------    -----------    ----------
EXPENSES
   Investment adviser's fee.................................   4,220,357         927,110       780,809
   Transfer agent & shareholder services....................   1,388,390         114,030        82,160
   Custodian................................................     158,103          35,803        36,720
   Compensation of Trustees.................................      30,720           8,060         8,555
   Audit....................................................      19,910           4,440        15,810
   Legal....................................................      22,450           5,430        13,450
   Printing, postage and stationery.........................      71,400          15,870        19,245
   Membership dues..........................................      24,149           4,594         3,980
   Registration expense.....................................      47,650          18,015        19,585
   Insurance expense........................................      29,498           5,595         4,954
   Other....................................................       3,620             904           427
                                                              -----------    -----------    ----------
   TOTAL EXPENSES...........................................   6,016,247       1,139,851       985,695
                                                              -----------    -----------    ----------
   LESS EXPENSE REDUCTIONS..................................          --              --        (6,005)
                                                              -----------    -----------    ----------
   NET EXPENSES.............................................   6,016,247       1,139,851       979,690
                                                              -----------    -----------    ----------
NET INVESTMENT INCOME.......................................  45,259,073       9,085,979     4,568,337
                                                              -----------    -----------    ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS.....................         954             (90)       --
                                                              -----------    -----------    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $45,260,027    $ 9,085,889    $4,568,337
                                                              ===========    ===========    ==========

                       See Notes to Financial Statements.

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                      FREEDOM                              FREEDOM
                                               CASH MANAGEMENT FUND               GOVERNMENT SECURITIES FUND
                                        -----------------------------------   ----------------------------------
                                          SIX MONTHS                            SIX MONTHS
                                             ENDED           YEAR ENDED           ENDED           YEAR ENDED
                                        JUNE 30, 1998*    DECEMBER 31, 1997   JUNE 30, 1998*   DECEMBER 31, 1997
                                        ---------------   -----------------   --------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income..............  $    45,259,073    $    82,035,689    $   9,085,979     $    15,576,097
   Net realized gain (loss) from
    investments.......................              954             (4,832)             (90)             (5,428)
                                        ---------------    ---------------    -------------     ---------------
   Net increase in net assets
    resulting from operations.........       45,260,027         82,030,857        9,085,889          15,570,669
DIVIDENDS TO SHAREHOLDERS.............      (45,259,073)       (82,035,689)      (9,085,979)        (15,576,097)
                                        ---------------    ---------------    -------------     ---------------
                                                    954             (4,832)             (90)             (5,428)
                                        ---------------    ---------------    -------------     ---------------
CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value of $1 per share)
   Proceeds from sale of shares.......    3,506,273,825      6,067,062,337      556,976,853       1,063,295,849
   Net asset value of shares issued to
    shareholders in reinvestment of
    dividends.........................       40,589,913         79,934,035        8,261,788          15,263,922
   Cost of shares redeemed............   (3,351,373,945)    (6,037,440,505)    (577,002,346)     (1,018,134,261)
                                        ---------------    ---------------    -------------     ---------------
    Net increase (decrease) from
      capital share transactions......      195,489,793        109,555,867      (11,763,705)         60,425,510
                                        ---------------    ---------------    -------------     ---------------
   Net increase (decrease) in
    net assets........................      195,490,747        109,551,035      (11,763,795)         60,420,082
NET ASSETS:
   Beginning of period................    1,746,836,704      1,637,285,669      370,358,204         309,938,122
                                        ---------------    ---------------    -------------     ---------------
   End of period......................  $ 1,942,327,451    $ 1,746,836,704    $ 358,594,409     $   370,358,204
                                        ===============    ===============    =============     ===============
DIVIDENDS TO SHAREHOLDERS
  PER SHARE...........................  $        0.0247    $        0.0492    $      0.0243     $        0.0485
                                        ===============    ===============    =============     ===============

                                                     FREEDOM
                                              TAX EXEMPT MONEY FUND
                                        ----------------------------------
                                          SIX MONTHS
                                            ENDED           YEAR ENDED
                                        JUNE 30, 1998*   DECEMBER 31, 1997
                                        --------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM
   Net investment income..............  $   4,568,337     $     8,500,693
   Net realized gain (loss) from
    investments.......................       --                     9,609
                                        -------------     ---------------
   Net increase in net assets
    resulting from operations.........      4,568,337           8,510,302
DIVIDENDS TO SHAREHOLDERS.............     (4,568,337)         (8,500,693)
                                        -------------     ---------------
                                             --                     9,609
                                        -------------     ---------------
CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value of $1 per share)
   Proceeds from sale of shares.......    672,738,794       1,124,077,515
   Net asset value of shares issued to
    shareholders in reinvestment of
    dividends.........................      4,069,378           8,269,139
   Cost of shares redeemed............   (646,640,358)     (1,105,540,880)
                                        -------------     ---------------
    Net increase (decrease) from
      capital share transactions......     30,167,814          26,805,774
                                        -------------     ---------------
   Net increase (decrease) in
    net assets........................     30,167,814          26,815,383
NET ASSETS:
   Beginning of period................    289,904,482         263,089,099
                                        -------------     ---------------
   End of period......................  $ 320,072,296     $   289,904,482
                                        =============     ===============
DIVIDENDS TO SHAREHOLDERS
  PER SHARE...........................  $      0.0145     $        0.0300
                                        =============     ===============

------------
*Unaudited

                       See Notes to Financial Statements.

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

     NOTE 1. ACCOUNTING POLICIES. Freedom Mutual Fund and Freedom Group of Tax Exempt Funds (the "Trusts") are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended, as open-end management companies. The Agreements and Declarations of Trust permit the issuance of an unlimited number of shares of beneficial interest in separate series, with shares of each series representing interests in a separate portfolio of assets and operating as a separate distinct fund (a "Fund"). The Freedom Mutual Fund consists of the Freedom Cash Management Fund and the Freedom Government Securities Fund. The Freedom Group of Tax Exempt Funds consists of the Freedom Tax Exempt Money Fund and the Freedom California Tax Exempt Money Fund. The financial statements of the Freedom California Tax Exempt Money Fund are included in a separate semi-annual report for that Fund.

     The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Security Valuation and Transactions. Each Trust values its portfolio securities utilizing the amortized cost valuation method. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Investment securities transactions are accounted for on the date the securities are purchased or sold.

     Expenses. The majority of the expenses of each Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable as belonging to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

     Trustees' fees of $6,000 per Trust, per year, plus $250 per meeting of the Board of Trustees and $350 per meeting of any committee thereof, are paid to each Trustee who is not an interested person of the Trusts. No remuneration is paid by either Trust to any Trustee or officer of that Trust who is affiliated with Freedom Capital Management Corporation, the Trusts' advisor.

     The Trusts have entered into an insurance agreement with ICI Mutual Insurance Company under which each Trust pays both an annual insurance premium and a one-time reserve premium, and is committed to provide additional funds of up to 300% of its initial annual premium if and when called upon.

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The Freedom Tax Exempt Money Fund has an agreement with the custodian bank under which $6,005 of custodian fees have been reduced by balance credits applied during the period ended June 30, 1998. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

     Federal Income Tax. It is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. It is also the intention of the Funds to make sufficient distributions to shareholders to avoid imposition of excise tax on undistributed amounts under the Internal Revenue Code. Therefore, no federal income or excise tax provision is required.

     Interest Income and Dividends to Shareholders. Interest income is accrued as earned. Dividends to shareholders are declared daily from net investment income, which consists of interest accrued or discount earned (including original issue and market discount) less amortization of premium and the estimated expenses of the Fund applicable to the dividend period.

     Other. The custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be limited or delayed.

     The Funds may purchase or sell securities on a when-issued basis. Payment and delivery may take place more than a week after the date of the transaction. The price that will be paid for the underlying securities is fixed at the time the transaction is negotiated.

     NOTE 2. INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS. Freedom Capital Management Corporation ("FCMC") is the parent of Freedom Distributors Corporation as well as an affiliate of Sutro & Co., Inc. ("Sutro"), Tucker Anthony Incorporated ("Tucker Anthony") and Freedom Services Corp. All are wholly owned subsidiaries of Freedom Securities Corporation ("Freedom Securities").

     FCMC, the investment advisor of the Funds, furnishes the Funds with administration and other services and office facilities in Boston. For these services and facilities, each Fund pays a monthly fee, computed separately for each Fund, based upon the average daily net asset value of each Fund, at the annual rate of one half of one percent (.50%) on the first $500 million of average daily net assets and forty-five hundredths of one percent (.45%) for average daily net assets in excess of that amount. The Funds themselves pay no salaries or compensation to any of their officers.

     Tucker Anthony, Sutro and Freedom Distributors Corporation act as distributors of the Trusts' shares and receive no compensation for such services. As sub-transfer agent, Freedom Services Corp.

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

received reimbursements from the Funds for maintaining and servicing certain shareholder accounts for the period ended June 30, 1998 as follows:

   CASH      GOVERNMENT       TAX
MANAGEMENT   SECURITIES   EXEMPT MONEY
   FUND         FUND          FUND
----------   ----------   ------------
 $693,570     $56,734       $36,206
 ========     =======       =======

     Effective as of June 16, 1998, Freedom Services Corporation succeeded John Hancock Signature Services, Inc. as transfer and shareholder services agent for the Funds.

     NOTE 3. Purchases and sales (including maturities) of investments (excluding repurchase agreements) for the period ended June 30, 1998 were as follows:

                                                   CASH           GOVERNMENT          TAX
                                                MANAGEMENT        SECURITIES      EXEMPT MONEY
                                                   FUND              FUND             FUND
                                              --------------    --------------    ------------
Purchases
  U.S. Government...........................        --          $1,186,105,537         --
  Other.....................................  $5,601,571,074          --          $507,028,215
Sales
  U.S. Government...........................        --          $1,204,878,931         --
  Other.....................................  $5,443,037,761          --          $467,895,865

     NOTE 4. CHANGE OF CONTROL TRANSACTION. On April 2, 1998, 7,400,000 shares of common stock of Freedom Securities were sold to the public in an initial public offering. As a consequence of this offering of stock, as well as an acquisition by Freedom Securities and the implementation of certain incentive and stock option plans, the previous controlling shareholder of Freedom Securities, Thomas H. Lee Equity Fund II, L.P. (and certain related entity shareholders), owns less than 25% of Freedom Securities stock. As a result of the occurrence of these transactions, Thomas H. Lee Equity Fund II, L.P. may no longer be deemed to control Freedom Securities and indirectly the Adviser. Accordingly, on May 20, 1998, a Special Meeting of Shareholders of the Funds was held to approve a new Advisory Agreement on behalf of each Fund and the Adviser.

                          FREEDOM GROUP OF MONEY FUNDS

SELECTED PER SHARE DATA AND RATIOS

    Selected data for each share of beneficial interest outstanding throughout each period is as follows:

                                                                                                                  RATIO OF NET
                            NET ASSET                DIVIDENDS                                        RATIO OF     INVESTMENT
                              VALUE                     FROM      NET ASSET            NET ASSETS     EXPENSES       INCOME
                            BEGINNING      NET          NET         VALUE                  END       TO AVERAGE    TO AVERAGE
                               OF       INVESTMENT   INVESTMENT    END OF     TOTAL     OF PERIOD      DAILY         DAILY
       PERIOD ENDED          PERIOD       INCOME       INCOME      PERIOD     RETURN   (THOUSANDS)   NET ASSETS    NET ASSETS
       ------------         ---------   ----------   ----------   ---------   ------   -----------   ----------   ------------
CASH MANAGEMENT FUND
June 30, 1998++...........    $1.00      $0.0247      $(0.0247)     $1.00     2.50%    $1,942,327     0.66%+        4.97%+
December 31, 1997.........     1.00       0.0492       (0.0492)      1.00     5.03%     1,746,837      0.69%         4.92%
December 31, 1996.........     1.00       0.0476       (0.0476)      1.00     4.86%     1,637,286      0.71%         4.76%
December 31, 1995.........     1.00       0.0526       (0.0526)      1.00     5.38%     1,346,625      0.73%         5.26%
December 31, 1994.........     1.00       0.0353       (0.0353)      1.00     3.59%     1,083,661      0.75%         3.54%
December 31, 1993.........     1.00       0.0247       (0.0247)      1.00     2.50%     1,138,578      0.75%         2.47%
December 31, 1992.........     1.00       0.0309       (0.0309)      1.00     3.13%     1,069,472      0.78%         3.09%
December 31, 1991.........     1.00       0.0546       (0.0546)      1.00     5.60%     1,183,684      0.77%         5.46%
December 31, 1990.........     1.00       0.0753       (0.0753)      1.00     7.80%     1,103,050      0.78%         7.49%
December 31, 1989.........     1.00       0.0844       (0.0844)      1.00     8.78%     1,111,954      0.80%         8.45%
December 31, 1988.........     1.00       0.0679       (0.0679)      1.00     7.01%       800,970      0.85%         6.81%
GOVERNMENT SECURITIES FUND
June 30, 1998++...........    $1.00       0.0243      $(0.0243)     $1.00     2.47%    $  358,594     0.61%+        4.90%+
December 31, 1997.........     1.00       0.0486       (0.0486)      1.00     4.96%       370,358      0.65%         4.86%
December 31, 1996.........     1.00       0.0460       (0.0460)      1.00     4.69%       309,938      0.65%         4.60%
December 31, 1995.........     1.00       0.0500       (0.0500)      1.00     5.10%       317,400      0.65%         5.00%
December 31, 1994.........     1.00       0.0331       (0.0331)      1.00     3.36%       268,434      0.65%         3.31%
December 31, 1993.........     1.00       0.0246       (0.0246)      1.00     2.49%       349,808      0.59%         2.47%
December 31, 1992.........     1.00       0.0315       (0.0315)      1.00     3.18%       336,804      0.60%         3.15%
December 31, 1991.........     1.00       0.0521       (0.0521)      1.00     5.34%       352,803      0.57%         5.30%
December 31, 1990.........     1.00       0.0743       (0.0743)      1.00     7.69%       266,179      0.66%         7.41%
December 31, 1989.........     1.00       0.0817       (0.0817)      1.00     8.48%       179,730      0.69%         8.21%
December 31, 1988.........     1.00       0.0647       (0.0647)      1.00     6.67%       169,967      0.71%         6.47%
TAX EXEMPT MONEY FUND
June 30, 1998++...........    $1.00      $0.0145      $(0.0145)     $1.00     1.47%    $  320,072      0.63%+(a)     2.93%+(b)
December 31, 1997.........     1.00       0.0300       (0.0300)      1.00     3.04%       289,904      0.64%         3.00%
December 31, 1996.........     1.00       0.0283       (0.0283)      1.00     2.86%       263,089      0.63%         2.82%
December 31, 1995.........     1.00       0.0319       (0.0319)      1.00     3.23%       274,076      0.64%         3.19%
December 31, 1994.........     1.00       0.0216       (0.0216)      1.00     2.19%       248,045      0.65%         2.16%
December 31, 1993.........     1.00       0.0171       (0.0171)      1.00     1.73%       270,474      0.63%         1.71%
December 31, 1992.........     1.00       0.0232       (0.0232)      1.00     2.35%       243,333      0.63%         2.32%
December 31, 1991.........     1.00       0.0389       (0.0389)      1.00     3.96%       252,393      0.61%         3.90%
December 31, 1990.........     1.00       0.0522       (0.0522)      1.00     5.35%       251,439      0.59%         5.20%
December 31, 1989.........     1.00       0.0555       (0.0555)      1.00     5.69%       229,859      0.60%         5.58%
December 31, 1988.........     1.00       0.0459(c)    (0.0459)(c)    1.00    4.69%       205,166      0.57%         4.57%

------------
 + Annualized.

++ Unaudited.

(a) Ratio of expenses to average daily net assets prior to expense credits was 0.63% and 0.66% for the periods ended June 30, 1998 and December 31, 1997, respectively.

(b) Ratio of net investment income to average daily net assets prior to expense credits was 2.92% and 2.98% for the periods ended June 30, 1998 and December 31, 1997, respectively.

(c) Net of fees waived by the Adviser which amounted to $0.0008 per share in 1988.

  * Total return would have been lower without credits allowed by the custodian.

                         NO SALES OR REDEMPTION CHARGES

                                  DISTRIBUTORS

                          Tucker Anthony Incorporated
                               One Beacon Street
                          Boston, Massachusetts 02108

                              Telephone Toll Free
                                  800-453-8206

                            Sutro & Co. Incorporated
                             201 California Street
                        San Francisco, California 94111

                               INVESTMENT ADVISER

                     Freedom Capital Management Corporation
                               One Beacon Street
                        Boston, Massachusetts 02108-3105

                            TRANSFER AND SHAREHOLDER
                                 SERVICES AGENT

                          Freedom Services Corporation
                           One World Financial Center
                               200 Liberty Street
                            New York, New York 10281

                              Telephone Toll Free
                                  800-453-8206


                      [FREEDOM GROUP OF MONEY FUNDS LOGO]


This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus for the Freedom Group of Money Funds.


                          Freedom Group of Money Funds

                                    Freedom
                                Cash Management
                                      Fund
                                       -
                                    Freedom
                                   Government
                                Securities Fund
                                       -
                                    Freedom
                                   Tax Exempt
                                   Money Fund

                               Semi-Annual Report
                                 June 30, 1998